HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3%
	ADVERTISING & MARKETING - 0.1%
1,210	Omnicom Group, Inc.	$ 125,102
3,348	Trade Desk, Inc. (The), Class A(a)	367,108
		492,210
	AEROSPACE & DEFENSE - 1.1%
3,395	Boeing Company (The)(a)	516,176
1,372	General Dynamics Corporation	414,618
2,476	Howmet Aerospace, Inc.	248,219
1,171	L3Harris Technologies, Inc.	278,546
1,571	Lockheed Martin Corporation	918,344
913	Northrop Grumman Corporation	482,128
8,880	RTX Corporation	1,075,901
301	Teledyne Technologies, Inc.(a)	131,736
1,203	Textron, Inc.	106,562
264	TransDigm Group, Inc.	376,762
		4,548,992
	APPAREL & TEXTILE PRODUCTS - 0.2%
756	Deckers Outdoor Corporation(a)	120,544
7,758	NIKE, Inc., Class B	685,807
		806,351
	ASSET MANAGEMENT - 0.9%
619	Ameriprise Financial, Inc.	290,812
2,513	Apollo Global Management, Inc.	313,899
857	Ares Management Corporation, Class A	133,555
870	BlackRock, Inc.	826,075
4,372	Blackstone, Inc.	669,484
8,449	Charles Schwab Corporation (The)	547,580
3,868	KKR & Company, Inc.	505,083
393	LPL Financial Holdings, Inc.	91,424
1,218	Raymond James Financial, Inc.	149,156
1,322	T Rowe Price Group, Inc.	144,005
		3,671,073
	AUTOMOTIVE - 1.6%
25,009	Ford Motor Company	264,095
9,176	General Motors Company	411,452

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	AUTOMOTIVE - 1.6% (Continued)
22,791	Tesla, Inc.(a)	$ 5,962,809
		6,638,356
	BANKING - 2.6%
44,360	Bank of America Corporation	1,760,205
11,678	Citigroup, Inc.	731,043
2,432	Citizens Financial Group, Inc.	99,882
4,896	Fifth Third Bancorp	209,745
8,938	Huntington Bancshares, Inc.	131,389
23,569	JPMorgan Chase & Company	4,969,759
5,531	KeyCorporation	92,644
1,031	M&T Bank Corporation	183,642
2,535	PNC Financial Services Group, Inc. (The)	468,595
6,071	Regions Financial Corporation	141,636
8,361	Truist Financial Corporation	357,600
8,980	US Bancorp	410,655
22,516	Wells Fargo & Company	1,271,929
		10,828,724
	BEVERAGES - 0.9%
2,146	Brown-Forman Corporation, Class B	105,583
24,286	Coca-Cola Company (The)	1,745,191
1,014	Constellation Brands, Inc., Class A	261,298
5,889	Keurig Dr Pepper, Inc.	220,720
3,333	Monster Beverage Corporation(a)	173,883
8,616	PepsiCo, Inc.	1,465,151
		3,971,826
	BIOTECH & PHARMA - 4.6%
11,309	AbbVie, Inc.	2,233,301
756	Alnylam Pharmaceuticals, Inc.(a)	207,923
3,331	Amgen, Inc.	1,073,282
941	Biogen, Inc.(a)	182,403
1,079	BioMarin Pharmaceutical, Inc.(a)	75,843
13,467	Bristol-Myers Squibb Company	696,783
6,945	Eli Lilly & Company	6,152,854
8,097	Gilead Sciences, Inc.	678,852

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	BIOTECH & PHARMA - 4.6% (Continued)
212	GRAIL, Inc.(a)	$ 2,917
17,850	Johnson & Johnson	2,892,771
16,274	Merck & Company, Inc.	1,848,075
2,204	Moderna, Inc.(a)	147,293
37,680	Pfizer, Inc.	1,090,459
635	Regeneron Pharmaceuticals, Inc.(a)	667,537
1,614	Vertex Pharmaceuticals, Inc.(a)	750,639
6,607	Viatris, Inc.	76,707
2,886	Zoetis, Inc.	563,867
		19,341,506
	CABLE & SATELLITE - 0.3%
584	Charter Communications, Inc., Class A(a)	189,263
25,601	Comcast Corporation, Class A	1,069,353
		1,258,616
	CHEMICALS - 1.0%
1,243	Air Products and Chemicals, Inc.	370,091
778	Albemarle Corporation	73,684
511	Avery Dennison Corporation	112,808
1,156	CF Industries Holdings, Inc.	99,185
4,884	Corteva, Inc.	287,130
4,330	Dow, Inc.	236,548
2,665	DuPont de Nemours, Inc.	237,478
1,541	Ecolab, Inc.	393,464
1,708	International Flavors & Fragrances, Inc.	179,220
2,979	Linde PLC	1,420,567
1,616	LyondellBasell Industries N.V., Class A	154,974
1,407	PPG Industries, Inc.	186,371
610	RPM International, Inc.	73,810
1,417	Sherwin-Williams Company (The)	540,827
		4,366,157
	COMMERCIAL SUPPORT SERVICES - 0.3%
2,056	Cintas Corporation	423,289
1,162	Republic Services, Inc.	233,376

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	WCOMMON STOCKS — 82.3% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.3% (Continued)
2,491	Waste Management, Inc.	$ 517,132
		1,173,797
	CONSTRUCTION MATERIALS - 0.2%
342	Carlisle Companies, Inc.	153,815
4,098	CRH PLC	380,048
395	Martin Marietta Materials, Inc.	212,609
861	Vulcan Materials Company	215,620
		962,092
	CONTAINERS & PACKAGING - 0.1%
1,873	Ball Corporation	127,196
1,852	International Paper Company	90,470
578	Packaging Corporation of America	124,501
		342,167
	DATA CENTER REIT - 0.2%
1,906	Digital Realty Trust, Inc.	308,448
552	Equinix, Inc.	489,972
		798,420
	DIVERSIFIED INDUSTRIALS - 1.0%
3,273	3M Company	447,419
920	Dover Corporation	176,401
2,336	Eaton Corporation PLC	774,244
3,518	Emerson Electric Company	384,764
6,645	General Electric Company	1,253,113
4,088	Honeywell International, Inc.	845,030
1,850	Illinois Tool Works, Inc.	484,830
		4,365,801
	E-COMMERCE DISCRETIONARY - 3.6%
78,862	Amazon.com, Inc.(a)	14,694,357
3,067	eBay, Inc.	199,693
		14,894,050
	ELECTRIC UTILITIES - 1.6%
1,869	Alliant Energy Corporation	113,430
1,581	Ameren Corporation	138,274
3,108	American Electric Power Company, Inc.	318,881

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	ELECTRIC UTILITIES - 1.6% (Continued)
3,366	CenterPoint Energy, Inc.	$ 99,028
1,625	CMS Energy Corporation	114,774
2,039	Consolidated Edison, Inc.	212,321
1,988	Constellation Energy Corporation	516,920
5,415	Dominion Energy, Inc.	312,933
1,223	DTE Energy Company	157,045
4,834	Duke Energy Corporation	557,360
2,392	Edison International	208,319
1,246	Entergy Corporation	163,986
1,223	Evergy, Inc.	75,838
2,239	Eversource Energy	152,364
6,175	Exelon Corporation	250,396
3,421	FirstEnergy Corporation	151,721
13,282	NextEra Energy, Inc.	1,122,728
14,497	PG&E Corporation	286,606
4,805	PPL Corporation	158,949
2,979	Public Service Enterprise Group, Inc.	265,757
3,919	SEMPRA	327,746
6,695	Southern Company (The)	603,755
1,890	WEC Energy Group, Inc.	181,780
3,596	Xcel Energy, Inc.	234,819
		6,725,730
	ELECTRICAL EQUIPMENT - 0.9%
1,413	AMETEK, Inc.	242,626
7,076	Amphenol Corporation, Class A	461,072
5,347	Carrier Global Corporation	430,380
2,327	Fortive Corporation	183,670
1,597	GE Vernova, LLC(a)	407,203
298	Hubbell, Inc.	127,648
4,188	Johnson Controls International PLC	325,031
1,000	Keysight Technologies, Inc.(a)	158,930
2,602	Otis Worldwide Corporation	270,452
707	Rockwell Automation, Inc.	189,801
1,355	Trane Technologies PLC	526,730

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	ELECTRICAL EQUIPMENT - 0.9% (Continued)
1,463	Trimble, Inc.(a)	$ 90,838
2,913	Vertiv Holdings Company	289,814
		3,704,195
	ENGINEERING & CONSTRUCTION - 0.1%
684	Jacobs Solutions, Inc.	89,536
876	Quanta Services, Inc.	261,179
		350,715
	ENTERTAINMENT CONTENT - 0.4%
1,590	Electronic Arts, Inc.	228,070
2,341	ROBLOX Corporation, Class A(a)	103,613
1,020	Take-Two Interactive Software, Inc.(a)	156,784
10,798	Walt Disney Company (The)	1,038,659
15,449	Warner Bros Discovery, Inc.(a)	127,454
		1,654,580
	FOOD - 0.4%
3,272	Conagra Brands, Inc.	106,405
3,718	General Mills, Inc.	274,574
943	Hershey Company (The)	180,849
555	J M Smucker Company (The)	67,211
1,750	Kellanova	141,243
4,629	Kraft Heinz Company (The)	162,524
950	Lamb Weston Holdings, Inc.	61,503
1,405	McCormick & Company, Inc.	115,632
8,391	Mondelez International, Inc.	618,164
1,948	Tyson Foods, Inc., Class A	116,023
		1,844,128
	GAMING REIT - 0.1%
6,454	VICI Properties, Inc.	214,983

	GAS & WATER UTILITIES - 0.1%
1,216	American Water Works Company, Inc.	177,828
802	Atmos Energy Corporation	111,245
		289,073

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.1%
1,446	Cardinal Health, Inc.	$ 159,812
1,065	Cencora, Inc.	239,710
3,407	Centene Corporation(a)	256,479
1,882	Cigna Group (The)	652,000
8,254	CVS Health Corporation	519,012
1,452	Elevance Health, Inc.	755,040
1,327	HCA Healthcare, Inc.	539,333
785	Humana, Inc.	248,641
1,093	IQVIA Holdings, Inc.(a)	259,008
585	Labcorp Holdings, Inc.	130,736
843	McKesson Corporation	416,796
341	Molina Healthcare, Inc.(a)	117,495
689	Quest Diagnostics, Inc.	106,967
7,480	UnitedHealth Group, Inc.	4,373,406
		8,774,435
	HEALTH CARE REIT - 0.1%
2,878	Ventas, Inc.	184,566
3,197	Welltower, Inc.	409,312
		593,878
	HOME CONSTRUCTION - 0.3%
1,989	DR Horton, Inc.	379,441
1,501	Lennar Corporation, Class A	281,407
1,616	Masco Corporation	135,647
17	NVR, Inc.(a)	166,801
1,490	PulteGroup, Inc.	213,860
		1,177,156
	HOTEL REIT - 0.0%(b)
3,735	Host Hotels & Resorts, Inc.	65,736

	HOUSEHOLD PRODUCTS - 1.0%
1,352	Church & Dwight Company, Inc.	141,581
684	Clorox Company (The)	111,430
5,281	Colgate-Palmolive Company	548,221
1,337	Estee Lauder Companies, Inc. (The), Class A	133,286

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	HOUSEHOLD PRODUCTS - 1.0% (Continued)
11,090	Kenvue, Inc.	$ 256,512
2,012	Kimberly-Clark Corporation	286,267
15,226	Procter & Gamble Company (The)	2,637,143
		4,114,440
	INDUSTRIAL REIT - 0.2%
5,870	Prologis, Inc.	741,263

	INDUSTRIAL SUPPORT SERVICES - 0.2%
3,553	Fastenal Company	253,755
394	United Rentals, Inc.	319,034
224	WW Grainger, Inc.	232,693
		805,482
	INFRASTRUCTURE REIT - 0.3%
2,998	American Tower Corporation	697,214
2,547	Crown Castle, Inc.	302,151
690	SBA Communications Corporation	166,083
144	Texas Pacific Land Corporation	127,403
		1,292,851
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
4,684	Bank of New York Mellon Corporation (The)	336,592
688	Cboe Global Markets, Inc.	140,951
2,091	CME Group, Inc.	461,379
2,058	Goldman Sachs Group, Inc. (The)	1,018,937
3,331	Intercontinental Exchange, Inc.	535,092
8,160	Morgan Stanley	850,598
2,340	Nasdaq, Inc.	170,843
1,290	Northern Trust Corporation	116,139
1,817	State Street Corporation	160,750
		3,791,281
	INSURANCE - 2.7%
3,357	Aflac, Inc.	375,313
1,626	Allstate Corporation (The)	308,371
4,322	American International Group, Inc.	316,500
1,183	Aon PLC, A	409,306

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	INSURANCE - 2.7% (Continued)
2,118	Arch Capital Group Ltd.(a)	$ 236,962
1,352	Arthur J Gallagher & Company	380,412
10,929	Berkshire Hathaway, Inc., Class B(a)	5,030,181
1,248	Brown & Brown, Inc.	129,293
2,490	Chubb Ltd.	718,091
911	Cincinnati Financial Corporation	124,005
2,056	Hartford Financial Services Group, Inc. (The)	241,806
79	Markel Group, Inc.(a)	123,918
2,894	Marsh & McLennan Companies, Inc.	645,622
4,050	MetLife, Inc.	334,044
1,323	Principal Financial Group, Inc.	113,646
3,577	Progressive Corporation (The)	907,699
2,329	Prudential Financial, Inc.	282,042
1,429	Travelers Companies, Inc. (The)	334,557
2,016	W R Berkley Corporation	114,368
619	Willis Towers Watson PLC	182,314
		11,308,450
	INTERNET MEDIA & SERVICES - 7.2%
2,580	Airbnb, Inc., Class A(a)	327,170
48,125	Alphabet, Inc., Class A	7,981,532
41,478	Alphabet, Inc., Class C	6,934,707
212	Booking Holdings, Inc.	892,969
1,751	DoorDash, Inc., Class A(a)	249,920
758	Expedia Group, Inc.(a)	112,199
1,044	GoDaddy, Inc., Class A(a)	163,678
18,455	Meta Platforms, Inc., Class A	10,564,381
2,593	Netflix, Inc.(a)	1,839,137
3,932	Pinterest, Inc., Class A(a)	127,279
11,854	Uber Technologies, Inc.(a)	890,947
580	VeriSign, Inc.(a)	110,177
		30,194,096
	LEISURE FACILITIES & SERVICES - 1.0%
6,984	Chipotle Mexican Grill, Inc.(a)	402,418
800	Darden Restaurants, Inc.	131,304

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	LEISURE FACILITIES & SERVICES - 1.0% (Continued)
234	Domino's Pizza, Inc.	$ 100,653
1,513	Hilton Worldwide Holdings, Inc.	348,747
1,909	Las Vegas Sands Corporation	96,099
1,552	Marriott International, Inc., Class A	385,827
4,554	McDonald's Corporation	1,386,738
1,275	Royal Caribbean Cruises Ltd.	226,134
7,120	Starbucks Corporation	694,129
1,703	Yum! Brands, Inc.	237,926
		4,009,975
	LEISURE PRODUCTS - 0.0%(b)
408	Axon Enterprise, Inc.(a)	163,037

	MACHINERY - 0.8%
3,064	Caterpillar, Inc.	1,198,391
1,624	Deere & Company	677,744
461	IDEX Corporation	98,885
2,230	Ingersoll Rand, Inc.	218,897
784	Parker-Hannifin Corporation	495,347
1,074	Stanley Black & Decker, Inc.	118,280
1,285	Veralto Corporation	143,740
1,548	Xylem, Inc.	209,026
		3,160,310
	MEDICAL EQUIPMENT & DEVICES - 2.6%
10,825	Abbott Laboratories	1,234,158
2,001	Agilent Technologies, Inc.	297,108
463	Align Technology, Inc.(a)	117,750
3,318	Avantor, Inc.(a)	85,837
3,713	Baxter International, Inc.	140,983
1,951	Becton Dickinson and Company	470,386
8,932	Boston Scientific Corporation(a)	748,502
1,090	Cooper Companies, Inc. (The)(a)	120,271
4,206	Danaher Corporation	1,169,352
2,268	DexCom, Inc.(a)	152,047
3,798	Edwards Lifesciences Corporation(a)	250,630

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.6% (Continued)
2,213	GE HealthCare Technologies, Inc.	$ 207,690
1,271	Hologic, Inc.(a)	103,536
500	IDEXX Laboratories, Inc.(a)	252,610
1,291	Illumina, Inc.(a)	168,359
387	Insulet Corporation(a)	90,074
2,217	Intuitive Surgical, Inc.(a)	1,089,146
8,709	Medtronic PLC	784,071
132	Mettler-Toledo International, Inc.(a)	197,960
855	ResMed, Inc.	208,723
724	Revvity, Inc.	92,491
594	STERIS PLC	144,069
2,029	Stryker Corporation	732,997
2,485	Thermo Fisher Scientific, Inc.	1,537,145
359	Waters Corporation(a)	129,201
433	West Pharmaceutical Services, Inc.	129,969
1,174	Zimmer Biomet Holdings, Inc.	126,733
		10,781,798
	METALS & MINING - 0.2%
9,095	Freeport-McMoRan, Inc.	454,023
5,361	Newmont Corporation	286,545
		740,568
	MULTI ASSET CLASS REIT - 0.0%(b)
1,104	WP Carey, Inc.	68,779

	OFFICE REIT - 0.0%(b)
949	Alexandria Real Estate Equities, Inc.	112,694

	OIL & GAS PRODUCERS - 2.6%
1,657	APA Corporation	40,530
1,410	Cheniere Energy, Inc.	253,574
10,905	Chevron Corporation	1,605,979
7,384	ConocoPhillips	777,388
4,503	Coterra Energy, Inc.	107,847
4,019	Devon Energy Corporation	157,223

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	OIL & GAS PRODUCERS - 2.6% (Continued)
947	Diamondback Energy, Inc.	$ 163,263
3,480	EOG Resources, Inc.	427,796
2,342	EQT Corporation	85,811
36,262	Exxon Mobil Corporation	4,250,633
1,719	Hess Corporation	233,440
13,037	Kinder Morgan, Inc.	287,987
3,645	Marathon Oil Corporation	97,066
2,537	Marathon Petroleum Corporation	413,303
4,018	Occidental Petroleum Corporation	207,088
3,757	ONEOK, Inc.	342,375
2,699	Phillips 66	354,784
1,431	Targa Resources Corporation	211,802
2,240	Valero Energy Corporation	302,467
7,852	Williams Companies, Inc. (The)	358,444
		10,678,800
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
6,195	Baker Hughes Company	223,949
5,570	Halliburton Company	161,809
8,599	Schlumberger Limited	360,728
		746,486
	REAL ESTATE SERVICES - 0.1%
2,077	CBRE Group, Inc., Class A(a)	258,545

	RENEWABLE ENERGY - 0.1%
779	Enphase Energy, Inc.(a)	88,043
687	First Solar, Inc.(a)	171,365
		259,408
	RESIDENTIAL REIT - 0.2%
901	AvalonBay Communities, Inc.	202,950
2,240	Equity Residential	166,790
421	Essex Property Trust, Inc.	124,372
3,870	Invitation Homes, Inc.	136,456
741	Mid-America Apartment Communities, Inc.	117,745

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	RESIDENTIAL REIT - 0.2% (Continued)
778	Sun Communities, Inc.	$ 105,147
		853,460
	RETAIL - CONSUMER STAPLES - 1.4%
2,810	Costco Wholesale Corporation	2,491,122
1,282	Dollar General Corporation	108,419
1,342	Dollar Tree, Inc.(a)	94,369
4,847	Kroger Company (The)	277,733
2,854	Target Corporation	444,824
4,467	Walgreens Boots Alliance, Inc.	40,024
26,177	Walmart, Inc.	2,113,793
		5,570,284
	RETAIL - DISCRETIONARY - 1.3%
99	AutoZone, Inc.(a)	311,854
1,430	Best Buy Company, Inc.	147,719
891	Genuine Parts Company	124,455
6,331	Home Depot, Inc. (The)	2,565,321
3,659	Lowe's Companies, Inc.	991,040
366	O'Reilly Automotive, Inc.(a)	421,486
1,994	Ross Stores, Inc.	300,117
7,056	TJX Companies, Inc. (The)	829,362
611	Tractor Supply Company	177,758
296	Ulta Beauty, Inc.(a)	115,180
		5,984,292
	RETAIL REIT - 0.2%
3,399	Kimco Realty Corporation	78,925
4,226	Realty Income Corporation	268,013
2,109	Simon Property Group, Inc.	356,463
		703,401
	SELF-STORAGE REIT - 0.1%
1,259	Extra Space Storage, Inc.	226,859
991	Public Storage	360,595
		587,454
	SEMICONDUCTORS - 9.8%
10,130	Advanced Micro Devices, Inc.(a)	1,662,130

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	SEMICONDUCTORS - 9.8% (Continued)
3,035	Analog Devices, Inc.	$ 698,566
4,910	Applied Materials, Inc.	992,066
35,874	Broadcom, Inc.	6,188,264
957	Entegris, Inc.	107,691
25,957	Intel Corporation	608,951
792	KLA Corporation	613,333
755	Lam Research Corporation	616,140
5,081	Marvell Technology, Inc.	366,442
3,210	Microchip Technology, Inc.	257,731
6,489	Micron Technology, Inc.	672,974
287	Monolithic Power Systems, Inc.	265,332
208,947	NVIDIA Corporation	25,374,523
2,720	ON Semiconductor Corporation(a)	197,499
6,654	QUALCOMM, Inc.	1,131,513
1,026	Skyworks Solutions, Inc.	101,338
1,046	Teradyne, Inc.	140,091
5,676	Texas Instruments, Inc.	1,172,491
		41,167,075
	SOFTWARE - 9.5%
2,775	Adobe, Inc.(a)	1,436,840
831	Akamai Technologies, Inc.(a)	83,889
523	ANSYS, Inc.(a)	166,643
1,037	Atlassian Corporation, Class A(a)	164,686
1,297	Autodesk, Inc.(a)	357,298
1,619	Cadence Design Systems, Inc.(a)	438,798
1,952	Cloudflare, Inc., Class A(a)	157,897
1,398	Crowdstrike Holdings, Inc., Class A(a)	392,097
1,769	Datadog, Inc., Class A(a)	203,541
4,229	Fortinet, Inc.(a)	327,959
3,206	Gen Digital, Inc.	87,941
270	HubSpot, Inc.(a)	143,532
1,613	Intuit, Inc.	1,001,673
63,986	Microsoft Corporation	27,533,175
397	MongoDB, Inc.(a)	107,329

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	SOFTWARE - 9.5% (Continued)
9,496	Oracle Corporation	$ 1,618,117
11,060	Palantir Technologies, Inc., Class A(a)	411,432
1,791	Palo Alto Networks, Inc.(a)	612,164
792	PTC, Inc.(a)	143,083
629	Roper Technologies, Inc.	350,001
5,732	Salesforce, Inc.	1,568,906
1,202	ServiceNow, Inc.(a)	1,075,057
1,710	Snowflake, Inc.(a)	196,411
1,161	SS&C Technologies Holdings, Inc.	86,158
875	Synopsys, Inc.(a)	443,091
211	Tyler Technologies, Inc.(a)	123,165
1,095	Veeva Systems, Inc., Class A(a)	229,808
1,184	Workday, Inc., Class A(a)	289,381
1,485	Zoom Video Communications, Inc., Class A(a)	103,564
		39,853,636
	SPECIALTY FINANCE - 0.4%
3,567	American Express Company	967,370
2,355	Capital One Financial Corporation	352,614
1,457	Discover Financial Services	204,403
2,069	Synchrony Financial	103,202
		1,627,589
	SPECIALTY REIT - 0.0%(b)
1,537	Iron Mountain, Inc.	182,642

	STEEL - 0.1%
1,598	Nucor Corporation	240,243
342	Reliance, Inc.	98,910
838	Steel Dynamics, Inc.	105,655
		444,808
	TECHNOLOGY HARDWARE - 8.1%
127,159	Apple, Inc.	29,628,048
1,454	Arista Networks, Inc.(a)	558,074
25,609	Cisco Systems, Inc.	1,362,911
4,493	Corning, Inc.	202,859

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	TECHNOLOGY HARDWARE - 8.1% (Continued)
1,658	Dell Technologies, Inc., Class C	$ 196,539
1,041	Garmin Ltd.	183,247
7,711	Hewlett Packard Enterprise Company	157,767
5,552	HP, Inc.	199,150
712	Jabil, Inc.	85,319
990	Motorola Solutions, Inc.	445,134
1,188	NetApp, Inc.	146,730
1,257	Seagate Technology Holdings PLC	137,679
446	Super Micro Computer, Inc.(a)	185,714
2,044	Western Digital Corporation(a)	139,585
280	Zebra Technologies Corporation, Class A(a)	103,690
		33,732,446
	TECHNOLOGY SERVICES - 4.0%
4,126	Accenture PLC, Class A - ADR	1,458,459
684	Amentum Holdings, Inc.(a)	22,059
2,539	Automatic Data Processing, Inc.	702,617
3,557	Block, Inc., Class A(a)	238,781
714	Booz Allen Hamilton Holding Corporation	116,211
687	Broadridge Financial Solutions, Inc.	147,726
867	CDW Corporation	196,202
3,242	Cognizant Technology Solutions Corporation, Class A	250,218
1,303	Coinbase Global, Inc., Class A(a)	232,156
388	Corpay, Inc.(a)	121,351
2,331	CoStar Group, Inc.(a)	175,851
383	EPAM Systems, Inc.(a)	76,228
834	Equifax, Inc.	245,079
198	FactSet Research Systems, Inc.	91,050
133	Fair Isaac Corporation(a)	258,488
3,524	Fidelity National Information Services, Inc.	295,135
3,765	Fiserv, Inc.(a)	676,382
433	Gartner, Inc.(a)	219,427
1,691	Global Payments, Inc.	173,192
5,747	International Business Machines Corporation	1,270,547
401	Jack Henry & Associates, Inc.	70,793

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	TECHNOLOGY SERVICES - 4.0% (Continued)
873	Leidos Holdings, Inc.	$ 142,299
6,173	Mastercard, Inc., Class A	3,048,228
958	Moody's Corporation	454,657
465	MSCI, Inc.	271,062
1,858	Paychex, Inc.	249,325
6,716	PayPal Holdings, Inc.(a)	524,049
1,928	S&P Global, Inc.	996,043
1,162	TransUnion	121,661
889	Verisk Analytics, Inc.	238,216
13,308	Visa, Inc., Class A	3,659,036
		16,742,528
	TELECOMMUNICATIONS - 0.7%
45,120	AT&T, Inc.	992,640
3,095	T-Mobile US, Inc.	638,684
26,475	Verizon Communications, Inc.	1,188,992
		2,820,316
	TIMBER REIT - 0.0%(b)
5,082	Weyerhaeuser Company	172,077

	TOBACCO & CANNABIS - 0.4%
11,444	Altria Group, Inc.	584,102
9,871	Philip Morris International, Inc.	1,198,339
		1,782,441
	TRANSPORTATION & LOGISTICS - 0.8%
11,969	CSX Corporation	413,290
3,605	Delta Air Lines, Inc.	183,098
781	Expeditors International of Washington, Inc.	102,623
1,365	FedEx Corporation	373,573
523	JB Hunt Transport Services, Inc.	90,129
1,391	Norfolk Southern Corporation	345,664
1,204	Old Dominion Freight Line, Inc.	239,163
4,004	Southwest Airlines Company	118,639
3,756	Union Pacific Corporation	925,778
1,611	United Airlines Holdings, Inc.(a)	91,924

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.3% (Continued)
	TRANSPORTATION & LOGISTICS - 0.8% (Continued)
4,661	United Parcel Service, Inc.	$ 635,480
		3,519,361
	TRANSPORTATION EQUIPMENT - 0.2%
840	Cummins, Inc.	271,984
3,103	PACCAR, Inc.	306,203
1,071	Westinghouse Air Brake Technologies Corporation	194,676
		772,863
	WHOLESALE - CONSUMER STAPLES - 0.1%
3,352	Archer-Daniels-Midland Company	200,248
873	Bunge Global S.A.	84,367
3,199	Sysco Corporation	249,714
		534,329
	WHOLESALE - DISCRETIONARY - 0.1%
5,021	Copart, Inc.(a)	263,100
1,364	LKQ Corporation	54,451
265	Pool Corporation	99,852
		417,403

	TOTAL COMMON STOCKS (Cost $249,964,064)	344,551,415

	EXCHANGE-TRADED FUND — 17.4%
	EQUITY - 17.4%
445,500	Direxion Daily S&P 500 Bull 3X (Cost $65,427,045)	73,039,725

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES — 0.0%(b)
143	ABIOMED, Inc. - CVR(a)(c)(d) (Cost $0)	12/31/2029	$35	$ -(e)

	TOTAL INVESTMENTS - 99.7% (Cost $315,391,109)			$ 417,591,140
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			1,066,705
	NET ASSETS - 100.0%			$ 418,657,845

ADR	- American Depositary Receipt
CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of these securities as of September 30, 2024 was $0, representing 0.0% of net assets.
(d)	The fair value of this investment is determined using significant unobservable inputs.
(e)	Amount represents less than $1.